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                                  FORM 24F-2

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                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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   1.     Name and address of issuer: MML BAY STATE VARIABLE LIFE
                                      SEPARATE ACCOUNT I
                                      100 BRIGHT MEADOW BLVD
                                      ENFIELD, CT 06082

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   2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]

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   3.     Investment Company Act File Number: 811-03542

          Securities Act File Numbers: 002-78828, 033-19605, 033-82060

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   4(a).  Last day of fiscal year for which this Form is filed:
          DECEMBER 31, 2013

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   4(b).  [_]    Check box if this Form is being filed late (i.e., more than
                 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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 4(c).    [_]    Check box if this is the last time the issuer will be filing this Form

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 5.   Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during the
              Fiscal year pursuant to
              section 24(f):                                $  49,319,135
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      (ii)    Aggregate price of
              securities redeemed or
              Repurchased during the
              fiscal year:                   $ 103,374,086
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      (iii)   Aggregate price of
              securities redeemed or
              Repurchased during any prior
              fiscal year ending no
              earlier than October 11,
              1995 that were not
              previously used to reduce
              registration fees payable to
              the Commission.                $ 435,271,622
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      (iv)    Total available redemption
              credits [add items 5(ii) and
              5(iii)                                        $ 538,645,708
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      (v)     Net sales--if Items 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                   $           0
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      (vi)    Redemption credits available
              for use in future years - if
              Item 5(i) is less than Item
              5(iv) [subtract Item 5(iv)
              from Item 5(i)]:              $(489,326,573)
                                            --------------
      -----------------------------------------------------

      (vii)   Multiplier for determining
              registration fee
              (See Instruction C.9):                        X    .0001288
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      (viii)  Registration fee due
              [multiply Item 5(v) by
              Item 5(vii)] (enter "0" if
              no fee is due):                              =$           0
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 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other
      units) deducted here:          If there is a number of shares or
      other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

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 7.   Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           +$           0
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 8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$           0
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 9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                  [_]  Wire Transfer
                  [_]  Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*  /S/ GREGORY E. DEAVENS
                           -------------------------
                           GREGORY E. DEAVENS
                           SENIOR VICE PRESIDENT
                           AND CORPORATE CONTROLLER

Date: MARCH 21, 2014

 * Please print the name and title of the signing officer below the signature.

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